other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 334	$ 358
Additions	284	265
Amortization	(276)	(289)
Balance, end of period	342	334
Current	233	231
Non-current	109	103
Total	342	334
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	323	344
Additions	282	261
Amortization	(269)	(282)
Balance, end of period	336	323
Current	230	225
Non-current	106	98
Total	336	323
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	11	14
Additions	2	4
Amortization	(7)	(7)
Balance, end of period	6	11
Current	3	6
Non-current	3	5
Total	$ 6	$ 11